FAS5 P1 10/18

SUPPLEMENT DATED OCTOBER 31, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

Effective October 31, 2018, the Prospectus is amended as follows:

I.  The “Fund Summaries – Franklin NextStep Conservative Fund – Portfolio Managers” section on page 11 is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC and portfolio manager of the Fund since inception (2016).

May Tong, MBA, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since October 2018.

II.  The “Fund Summaries – Franklin NextStep Moderate Fund – Portfolio Managers” section on page 22 is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC and portfolio manager of the Fund since inception (2016).

May Tong, MBA, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since October 2018.

III.  The “Fund Summaries – Franklin NextStep Growth Fund – Portfolio Managers” section on page 32 is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2016).

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC and portfolio manager of the Fund since inception (2016).

May Tong, MBA, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since October 2018.

IV.  The portfolio management team information starting with the third paragraph under the “FUND DETAILS – Management” section beginning on page 51 is replaced with the following:

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team, including those of the Sub-Advisor, are as follows:

Thomas A. Nelson, CFA  Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 2007.

Stephen R. Lingard, MBA, CFA  Portfolio Manager of FTIC

Mr. Lingard has been a co-lead portfolio manager of the Fund since inception. He joined Franklin Templeton Investments in 2007.

May Tong, MBA, CFA    Portfolio Manager of Advisers

Ms. Tong has been a co-lead portfolio manager of the Fund since October 2018. She joined Franklin Templeton in June 2018. Prior to joining Franklin Templeton, Ms. Tong was a portfolio manager and head of portfolio implementation and management for Voya Investment Management's Multi-Asset Strategies and Solutions Team.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

As co-lead portfolio managers, Messrs. Nelson and Lingard and Ms. Tong are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have equal authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which either may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement with your prospectus for future reference.

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